Quarterly Holdings Report
for
Fidelity® U.S. Low Volatility Equity Fund
July 31, 2022
USL-NPRT1-0922
1.9896231.102
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	101,655	1,909,081
HKT Trust/HKT Ltd. unit	745,626	1,044,840
Liberty Global PLC Class C (a)	105,258	2,409,356
Verizon Communications, Inc.	49,851	2,302,618
		7,665,895
Entertainment - 1.5%
Activision Blizzard, Inc.	33,013	2,639,389
Electronic Arts, Inc.	19,173	2,516,073
		5,155,462
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	16,318	1,898,110
Media - 1.6%
Charter Communications, Inc. Class A (a)	4,220	1,823,462
Comcast Corp. Class A	48,767	1,829,738
Liberty Broadband Corp. Class C (a)	16,185	1,763,032
		5,416,232
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	28,262	4,043,162
TOTAL COMMUNICATION SERVICES		24,178,861
CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 1.5%
Domino's Pizza, Inc.	6,603	2,589,102
McDonald's Corp.	9,954	2,621,585
		5,210,687
Multiline Retail - 2.6%
Dollar General Corp.	15,578	3,870,043
Dollar Tree, Inc. (a)	23,279	3,849,415
Target Corp.	6,400	1,045,632
		8,765,090
Specialty Retail - 0.9%
Murphy U.S.A., Inc.	11,334	3,222,936
TOTAL CONSUMER DISCRETIONARY		17,198,713
CONSUMER STAPLES - 16.3%
Beverages - 3.4%
Constellation Brands, Inc. Class A (sub. vtg.)	10,447	2,573,201
Keurig Dr. Pepper, Inc.	71,897	2,785,290
Monster Beverage Corp. (a)	35,443	3,530,832
The Coca-Cola Co.	42,628	2,735,439
		11,624,762
Food & Staples Retailing - 4.1%
Albertsons Companies, Inc.	92,347	2,479,517
BJ's Wholesale Club Holdings, Inc. (a)	49,024	3,318,925
Grocery Outlet Holding Corp. (a)(b)	76,396	3,263,637
Sprouts Farmers Market LLC (a)	98,359	2,718,643
Walmart, Inc.	18,430	2,433,682
		14,214,404
Food Products - 4.8%
Bunge Ltd.	28,285	2,611,554
Ingredion, Inc.	9,000	818,820
McCormick & Co., Inc. (non-vtg.)	27,694	2,419,071
Mondelez International, Inc.	44,363	2,841,007
Nestle SA (Reg. S)	18,335	2,246,538
The Hershey Co.	12,122	2,763,331
TreeHouse Foods, Inc. (a)	71,059	3,085,382
		16,785,703
Household Products - 3.2%
Kimberly-Clark Corp.	21,338	2,812,135
Procter & Gamble Co.	19,007	2,640,262
Reynolds Consumer Products, Inc. (b)	98,261	2,855,465
The Clorox Co.	19,120	2,711,981
		11,019,843
Tobacco - 0.8%
Philip Morris International, Inc.	29,665	2,881,955
TOTAL CONSUMER STAPLES		56,526,667
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
The Williams Companies, Inc.	42,288	1,441,598
FINANCIALS - 8.2%
Banks - 0.4%
1st Source Corp.	13,300	641,326
Trico Bancshares	16,200	774,360
		1,415,686
Capital Markets - 3.0%
Cboe Global Markets, Inc.	25,723	3,173,704
Intercontinental Exchange, Inc.	23,950	2,442,661
NASDAQ, Inc.	16,912	3,059,381
Virtu Financial, Inc. Class A	68,826	1,605,711
		10,281,457
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	10,198	3,065,519
Insurance - 3.9%
Arthur J. Gallagher & Co.	9,907	1,773,254
Assurant, Inc.	16,386	2,880,331
Brown & Brown, Inc.	51,973	3,383,442
Marsh & McLennan Companies, Inc.	18,445	3,024,242
The Travelers Companies, Inc.	16,519	2,621,565
		13,682,834
TOTAL FINANCIALS		28,445,496
HEALTH CARE - 16.1%
Biotechnology - 4.1%
Amgen, Inc.	12,632	3,126,041
Horizon Therapeutics PLC (a)	23,580	1,956,433
Incyte Corp. (a)	34,889	2,710,178
Regeneron Pharmaceuticals, Inc. (a)	5,276	3,068,996
Vertex Pharmaceuticals, Inc. (a)	11,405	3,198,076
		14,059,724
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	20,682	2,251,029
Becton, Dickinson & Co.	3,600	879,516
Hologic, Inc. (a)	19,610	1,399,762
		4,530,307
Health Care Providers & Services - 2.8%
Cigna Corp.	10,052	2,767,919
Humana, Inc.	6,284	3,028,888
UnitedHealth Group, Inc.	7,481	4,057,246
		9,854,053
Life Sciences Tools & Services - 2.3%
Danaher Corp.	11,182	3,259,218
Thermo Fisher Scientific, Inc.	6,319	3,781,353
West Pharmaceutical Services, Inc.	2,200	755,832
		7,796,403
Pharmaceuticals - 5.6%
AstraZeneca PLC (United Kingdom)	21,231	2,792,753
Bristol-Myers Squibb Co.	39,125	2,886,643
Eli Lilly & Co.	12,571	4,144,529
Merck & Co., Inc.	34,790	3,108,139
Roche Holding AG (participation certificate)	6,768	2,247,007
Sanofi SA sponsored ADR	44,600	2,216,620
Zoetis, Inc. Class A	11,709	2,137,478
		19,533,169
TOTAL HEALTH CARE		55,773,656
INDUSTRIALS - 11.3%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	5,776	2,390,167
Northrop Grumman Corp.	6,286	3,010,365
		5,400,532
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	25,723	2,847,536
United Parcel Service, Inc. Class B	13,009	2,535,324
		5,382,860
Commercial Services & Supplies - 1.8%
Republic Services, Inc.	20,992	2,910,751
Waste Connections, Inc. (United States)	25,082	3,345,186
		6,255,937
Machinery - 0.8%
IDEX Corp.	13,597	2,838,374
Professional Services - 2.6%
Booz Allen Hamilton Holding Corp. Class A	30,836	2,959,639
FTI Consulting, Inc. (a)	21,583	3,530,115
Verisk Analytics, Inc.	14,156	2,693,179
		9,182,933
Road & Rail - 2.9%
J.B. Hunt Transport Services, Inc.	10,709	1,962,638
Knight-Swift Transportation Holdings, Inc. Class A	51,052	2,805,307
Landstar System, Inc.	19,876	3,112,184
Old Dominion Freight Lines, Inc.	6,984	2,119,714
		9,999,843
TOTAL INDUSTRIALS		39,060,479
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 0.7%
Cisco Systems, Inc.	53,812	2,441,450
Electronic Equipment & Components - 0.6%
Keyence Corp.	5,079	2,000,151
IT Services - 7.7%
Accenture PLC Class A	11,469	3,512,496
Akamai Technologies, Inc. (a)	25,438	2,447,644
Amdocs Ltd.	30,158	2,625,555
Cognizant Technology Solutions Corp. Class A	31,986	2,173,769
Fidelity National Information Services, Inc.	15,629	1,596,659
Genpact Ltd.	62,879	3,023,222
MasterCard, Inc. Class A	7,422	2,625,829
Maximus, Inc.	29,442	1,968,198
OBIC Co. Ltd.	14,700	2,350,084
VeriSign, Inc. (a)	8,913	1,685,983
Visa, Inc. Class A	12,018	2,549,138
		26,558,577
Software - 6.3%
Adobe, Inc. (a)	4,322	1,772,539
Black Knight, Inc. (a)	34,761	2,283,102
Check Point Software Technologies Ltd. (a)	19,415	2,419,109
Citrix Systems, Inc.	22,959	2,328,272
Microsoft Corp.	12,314	3,457,032
NortonLifeLock, Inc.	105,653	2,591,668
Roper Technologies, Inc.	6,603	2,883,332
Salesforce.com, Inc. (a)	8,752	1,610,543
SAP SE sponsored ADR	12,100	1,127,841
VMware, Inc. Class A	11,900	1,382,780
		21,856,218
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	18,922	3,075,014
FUJIFILM Holdings Corp. ADR	24,200	1,382,546
		4,457,560
TOTAL INFORMATION TECHNOLOGY		57,313,956
MATERIALS - 2.8%
Containers & Packaging - 0.6%
Ball Corp.	31,030	2,278,223
Metals & Mining - 2.2%
Barrick Gold Corp. (Canada)	117,587	1,853,036
Newmont Corp.	52,109	2,359,496
Royal Gold, Inc.	19,568	2,050,139
Wheaton Precious Metals Corp. (b)	36,100	1,238,230
		7,500,901
TOTAL MATERIALS		9,779,124
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	10,726	2,904,923
CubeSmart	66,470	3,048,979
Digital Realty Trust, Inc.	17,340	2,296,683
SBA Communications Corp. Class A	3,900	1,309,581
		9,560,166
UTILITIES - 13.2%
Electric Utilities - 7.3%
Entergy Corp.	23,850	2,745,851
Evergy, Inc.	35,067	2,393,673
FirstEnergy Corp.	73,424	3,017,726
IDACORP, Inc.	24,245	2,708,651
NextEra Energy, Inc.	36,552	3,088,278
OGE Energy Corp.	63,963	2,627,600
PNM Resources, Inc.	59,035	2,849,619
PPL Corp.	86,237	2,507,772
Southern Co.	42,478	3,266,133
		25,205,303
Gas Utilities - 0.3%
Southwest Gas Corp.	10,800	939,168
Multi-Utilities - 4.9%
CenterPoint Energy, Inc.	82,196	2,604,791
Dominion Energy, Inc.	36,849	3,020,881
NiSource, Inc.	108,905	3,310,712
NorthWestern Energy Corp. (b)	43,069	2,388,176
Public Service Enterprise Group, Inc.	43,759	2,873,654
Sempra Energy	16,951	2,810,476
		17,008,690
Water Utilities - 0.7%
American Water Works Co., Inc.	15,769	2,451,133
TOTAL UTILITIES		45,604,294
TOTAL COMMON STOCKS (Cost $310,020,852)		344,883,010

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d) (Cost $5,865,550)	5,864,964	5,865,550

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $315,886,402)	350,748,560
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(4,922,148)
NET ASSETS - 100.0%	345,826,412

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	1,011,280	4,235,983	5,247,263	926	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	8,840,657	28,097,503	31,072,610	2,867	-	-	5,865,550	0.0%
Total	9,851,937	32,333,486	36,319,873	3,793	-	-	5,865,550

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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